Condensed Financial Information of Registrant Prudential plc - Statements of Changes in Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of year	$ 21,991		$ 21,771	$ 18,124
Comprehensive income
Profit for the year	783		4,019	3,080
Transactions with owners, recorded directly in equity
Shares issued under share-based schemes	22		23	27
Share based payment transactions	64		92	115
Dividend in specie of M&G plc	(7,379)
Dividends	(1,634)		(1,662)	(1,525)
Balance at end of year	19,669	[1]	21,991	21,771
Share capital
Balance at beginning of year	166		175	159
Transactions with owners, recorded directly in equity
Shares issued under share-based schemes			1
Impact of change in presentation currency in relation to share capital and share premium	6		(10)
Balance at end of year	172		166	175
Share premium
Balance at beginning of year	2,502		2,635	2,381
Transactions with owners, recorded directly in equity
Shares issued under share-based schemes	22		22	27
Impact of change in presentation currency in relation to share capital and share premium	101		(155)
Balance at end of year	2,625		2,502	2,635
Prudential plc
Balance at beginning of year	9,488		10,321	9,273
Changes in equity
Impact of initial application of IFRS 9			(12)
Comprehensive income
Profit for the year	12,255		1,390	1,592
Foreign exchange translation differences due to change in presentation currency	393		(428)	676
Actuarial gains recognised in respect of the defined benefit pension scheme	(75)		21	36
Total comprehensive income for the year	12,573		983	2,304
Transactions with owners, recorded directly in equity
Shares issued under share-based schemes	22		23	27
Share based payment transactions	(4)			(1)
Dividend in specie of M&G plc	(7,379)
Dividends	(1,634)		(1,662)	(1,525)
Impact of change in presentation currency in relation to share capital and share premium	107		(165)	243
Total contributions by and distributions to owners	(8,888)		(1,804)	(1,256)
Balance at end of year	13,173		9,488	10,321
Prudential plc | Share capital
Balance at beginning of year	166		175	159
Transactions with owners, recorded directly in equity
Shares issued under share-based schemes			1
Impact of change in presentation currency in relation to share capital and share premium	6		(10)	16
Total contributions by and distributions to owners	6		(9)	16
Balance at end of year	172		166	175
Prudential plc | Share premium
Balance at beginning of year	2,502		2,635	2,381
Transactions with owners, recorded directly in equity
Shares issued under share-based schemes	22		22	27
Impact of change in presentation currency in relation to share capital and share premium	101		(155)	227
Total contributions by and distributions to owners	123		(133)	254
Balance at end of year	2,625		2,502	2,635
Prudential plc | Profit and loss account
Balance at beginning of year	6,820		7,511	6,733
Changes in equity
Impact of initial application of IFRS 9			(12)
Comprehensive income
Profit for the year	12,255		1,390	1,592
Foreign exchange translation differences due to change in presentation currency	393		(428)	676
Actuarial gains recognised in respect of the defined benefit pension scheme	(75)		21	36
Total comprehensive income for the year	12,573		983	2,304
Transactions with owners, recorded directly in equity
Share based payment transactions	(4)			(1)
Dividend in specie of M&G plc	(7,379)
Dividends	(1,634)		(1,662)	(1,525)
Total contributions by and distributions to owners	(9,017)		(1,662)	(1,526)
Balance at end of year	$ 10,376		$ 6,820	$ 7,511

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1